Stock Based Compensation - Performance Share Units - Additional Information (Detail) - Performance share units (PSUs) [member]	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	0.00%
Top of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	200.00%